Operating Leases	12 Months Ended
Dec. 31, 2020
Operating Leases [Abstract]
OPERATING LEASES

Note 15 – OPERATING LEASES

The Company has entered into multiple lease agreements for the lease of premises for factory buildings, office spaces and warehouses including several lease agreements with related parties. The remaining lease term of the Company’s leases ranges from approximately 2 to 7 years. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The components of lease expense were as follows:

	For the years ended December 31,
	2020	2019
Operating lease cost	$50,244	$107,316
Short-term lease cost	-	22,001
Total lease cost	$50,244	$129,317

Rental expense, including expenses incurred from operating leases with related parties, for the year ended December 31, 2018 was $218,414.

Supplemental cash flow information related to leases was as follows:

	For the years ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$9,420	$1,737

Weighted-average remaining lease term	5.97 years	7.60 years
Weighted-average discount rate	5.39%	5.39%

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2020	2019
Operating lease right-of-use assets	$19,103	$-
Operating lease right-of-use assets, related parties	270,852	286,670
Total lease right-of-use assets	289,955	286,670

Operating lease liabilities, current	9,913	-
Operating lease liabilities-related parties, current	195,231	137,347
Operating lease liabilities-related party, non-current	274,794	286,875
Total operating lease liabilities	$479,938	$424,222

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2020:

2020	$221,182
2021	50,741
2022	53,785
2023	57,013
2024	60,433
Thereafter	97,022
Total	540,176
Less imputed interest	(60,238)
Total operating lease liabilities	$479,938